Derivative Instruments (Carrying Amount and Cumulative Fair Value Hedging Adjustments) (Details) - Fixed Maturity Securities, Available For Sale - Fair Value Hedging - Derivatives designated as hedging instruments - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Current hedging relationships, amortized cost of hedged item	$ 389,060	$ 0
Current hedging relationships, cumulative amount of fair value basis adjustment gain (loss)	(39,128)	0
Discontinued hedging relationships, amortized cost of hedged item	1,594,736	0
Discontinued hedging relationships, cumulative amount of fair value basis adjustment gain (loss)	$ (94,681)	$ 0